RISK MANAGEMENT (Details 22) - Capital Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Basic capital	$ 3,239,546	$ 3,066,180
Regulatory capital	$ 4,101,664	$ 3,881,252
Basic capital	7.72%	7.92%
Regulatory capital	13.40%	13.91%